UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR
(Amendment No. 1)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2552

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Waddell & Reed Advisors Funds, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Amendment No. 1 to Form N-CSR is being filed to report a restatement in the classification of unrealized appreciation (depreciation), accumulated net realized gains (losses) on investment transactions and shareholder transaction amounts associated with the acquisition of Ivy Growth Fund.

Waddell & Reed Advisors Funds

Accumulative Fund
Core Investment Fund
Science and Technology Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Waddell & Reed Advisors Accumulative Fund
20	Waddell & Reed Advisors Core Investment Fund
33	Waddell & Reed Advisors Science and Technology Fund
46	Notes to Financial Statements
57	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Advisors Funds, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF WADDELL & REED ADVISORS FUNDS

      December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Funds, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

GOALS

Accumulative Fund

Seeks capital growth, with current income as a secondary goal.

Strategy

  Accumulative Fund invests primarily in common stocks of largely capitalized U.S. and foreign companies. The Fund may periodically emphasize a blend of value and growth potential. Waddell and Reed Investment Management Company attempts to select securities with appreciation possibilities by looking at many factors, including:

  stability and predictability of earnings growth
  acceleration of earnings and/or revenue
  improvement in profitability
  potential turnaround opportunities

Founded

1940

Scheduled Dividend Frequency

Semiannually (June and December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Dividends paid	$0.01

Net asset value on
12-31-03	$5.74
6-30-03	5.19

Change per share	$0.55

      Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

      Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 12-31-03	12.71%	19.58%	14.26%	18.26%
5-year period ended 12-31-03	2.09%	3.31%	-	-
10-year period ended 12-31-03	10.25%	10.91%	-	-
Since inception of Class(F)	-	-	2.01%	2.30%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 12-31-03	18.43%	20.14%
5-year period ended 12-31-03	-	3.58%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	2.11%	10.80%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
 (D)10-6-99 for Class C shares and 7-11-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,093,440,395 invested in a diversified portfolio of:

92.44%	Common Stocks
7.56%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Accumulative Fund, for every $100 you had invested on December 31, 2003, your Fund owned:

Financial Services Stocks	$22.86
Energy Stocks	$15.61
Health Care Stocks	$14.99
Technology Stocks	$13.34
Cash and Cash Equivalents	$7.56
Consumer Services Stocks	$5.47
Capital Goods Stocks	$5.23
Raw Materials Stocks	$5.09
Transportation Stocks	$3.44
Shelter Stocks	$2.33
Consumer Nondurables Stocks	$1.67
Multi-Industry Stocks	$1.48
Business Equipment and Services Stocks	$0.93

THE INVESTMENTS OF ACCUMULATIVE FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Air Transportation - 2.11%
AirTran Holdings, Inc. *	1,000,000	$11,900,000
Southwest Airlines Co.	2,000,000	32,280,000
		44,180,000
Aircraft - 0.90%
United Technologies Corporation	200,000	18,954,000

Aluminum - 1.45%
Alcoa Incorporated	800,000	30,400,000

Banks - 8.68%
Compass Bancshares, Inc.	550,000	21,650,750
KeyCorp	800,000	23,456,000
MBNA Corporation	400,000	9,940,000
PNC Financial Services Group, Inc. (The)	600,000	32,838,000
Sovereign Bancorp, Inc.	1,000,000	23,750,000
Sumitomo Mitsui Financial Group, Inc. (A)	4,300	22,919,953
U.S. Bancorp	800,000	23,824,000
Wachovia Corporation	500,000	23,295,000
		181,673,703
Broadcasting - 5.47%
Comcast Holdings Corporation, Class A *	1,300,000	42,672,500
Cox Communications, Inc., Class A *	1,000,000	34,450,000
InterActiveCorp *	1,100,000	37,328,500
		114,451,000
Business Equipment and Services - 0.93%
CheckFree Corporation *	143,400	3,967,878
Interpublic Group of Companies, Inc. (The) *	1,000,000	15,600,000
		19,567,878
Capital Equipment - 5.23%
Cooper Cameron Corporation *	500,000	23,300,000
Deere & Company	1,000,000	65,050,000
PACCAR Inc	250,000	21,252,500
		109,602,500
Chemicals - Petroleum and Inorganic - 2.19%
du Pont (E.I.) de Nemours and Company	1,000,000	45,890,000

Communications Equipment - 1.12%
Cisco Systems, Inc. *	500,000	12,112,500
Enterasys Networks, Inc. *	3,000,000	11,250,000
		23,362,500
Computers - Main and Mini - 1.11%
International Business Machines Corporation	250,000	23,170,000

Computers - Micro - 2.43%
Dell Inc. *	1,500,000	50,970,000

Computers - Peripherals - 1.58%
Check Point Software Technologies Ltd. *	1,000,000	16,850,000
EMC Corporation *	1,250,000	16,150,000
		33,000,000
Electronic Components - 4.59%
Intel Corporation	1,250,000	40,062,500
Microchip Technology Incorporated	500,000	16,665,000
Texas Instruments Incorporated	1,000,000	29,380,000
United Microelectronics Corporation *	2,000,000	9,900,000
		96,007,500
Electronic Instruments - 1.61%
Applied Materials, Inc. *	1,500,000	33,630,000

Finance Companies - 1.63%
Capital One Financial Corporation	200,000	12,258,000
Inco Limited *	550,000	21,901,000
		34,159,000
Forest and Paper Products - 2.33%
International Paper Company	700,000	30,177,000
Smurfit-Stone Container Corporation *	1,000,000	18,545,000
		48,722,000
Health Care - Drugs - 9.37%
Allergan, Inc.	300,000	23,043,000
Amylin Pharmaceuticals, Inc. *	1,300,000	28,801,500
Eli Lilly and Company	150,000	10,549,500
Pfizer Inc.	2,500,000	88,325,000
Teva Pharmaceutical Industries Limited, ADR	800,000	45,360,000
		196,079,000
Health Care - General - 4.46%
Wyeth	2,200,000	93,390,000

Hospital Supply and Management - 1.16%
Medtronic, Inc.	500,000	24,305,000

Household - General Products - 1.67%
Procter & Gamble Company (The)	350,000	34,958,000

Insurance - Property and Casualty - 2.95%
Allstate Corporation (The)	500,000	21,510,000
Berkshire Hathaway Inc., Class A *	250	21,062,500
CNA Financial Corporation *	800,000	19,280,000
		61,852,500
Mining - 1.45%
Phelps Dodge Corporation *	400,000	30,436,000

Multiple Industry - 1.48%
General Electric Company	1,000,000	30,980,000

Petroleum - Canada - 0.40%
Nabors Industries Ltd. *	200,000	8,300,000

Petroleum - Domestic - 7.32%
Equitable Resources, Inc.	500,000	21,460,000
Kerr-McGee Corporation	700,000	32,543,000
Marathon Oil Corporation	1,000,000	33,090,000
Total S.A. (A)	250,000	46,427,315
XTO Energy Inc.	700,000	19,810,000
		153,330,315
Petroleum - International - 7.22%
ChevronTexaco Corporation	800,000	69,112,000
Exxon Mobil Corporation	2,000,000	82,000,000
		151,112,000
Petroleum - Services - 0.67%
BJ Services Company *	200,000	7,180,000
ENSCO International Incorporated	250,000	6,792,500
		13,972,500
Railroad - 1.33%
Union Pacific Corporation	400,000	27,792,000

Security and Commodity Brokers - 9.60%
American Express Company	200,000	9,646,000
Friedman, Billings, Ramsey Group, Inc., Class A	1,000,000	23,080,000
Goldman Sachs Group, Inc. (The)	350,000	34,555,500
Morgan Stanley	700,000	40,509,000
Principal Financial Group, Inc.	1,300,000	42,991,000
Prudential Financial, Inc.	1,200,000	50,124,000
		200,905,500

TOTAL COMMON STOCKS - 92.44%		$1,935,152,896
(Cost: $1,860,144,238)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.48%
Banks
Wells Fargo Bank, N.A.,
1.07%, 1-08-04	$10,000	10,000,000

Commercial Paper
Banks - 0.48%
State Street Corporation,
1.05%, 1-13-04	10,000	9,996,500

Commercial Paper (Continued)
Chemicals - Specialty - 0.36%
Air Products and Chemicals, Inc.:
0.85%, 1-2-04	1,750	1,749,959
0.9%, 1-2-04	5,732	5,731,857
		7,481,816
Capital Equipment - 2.15%
Caterpillar Financial Services Corp.:
1.03%, 1-12-04	13,000	12,995,908
1.02%, 1-21-04	19,100	19,089,177
John Deere Credit Corp Ltd.
(Deere (John) Capital Corporation),
1.22%, 1-8-04	13,000	12,996,916
		45,082,001
Food and Related - 0.02%
General Mills, Inc.,
1.17%, Master Note	14	14,000
McCormick & Co. Inc.,
0.93%, 1-2-04	426	425,989
		439,989
Health Care - Drugs - 2.99%
Abbott Laboratories,
0.85%, 1-5-04	38,556	38,552,359
Alcon Capital Corporation (Nestle S.A.),
1.06%, 2-3-04	16,000	15,984,453
GlaxoSmithKline Finance plc,
1.05%, 2-18-04	8,000	7,988,800
		62,525,612
Household - General Products - 0.47%
Fortune Brands Inc.,
1.05%, 1-12-04	10,000	9,996,792

Multiple Industry - 1.08%
BOC Group Inc. (DE):
1.12%, 1-16-04	10,573	10,568,066
1.15%, 1-20-04	12,000	11,992,717
		22,560,783
Motor Vehicles - 0.35%
Hyundai Motor Finance Co.
(Bank of America N.A.),
1.05%, 1-2-04	7,379	7,378,785

Petroleum - Domestic - 0.62%
Shell Finance (U.K.) PLC (Shell Petroleum Co.,
Ltd. and Shell Petroleum N.V.),
1.06%, 2-11-04	12,950	12,934,366
Commercial Paper (Continued)
Publishing - 0.94%
Gannett Co., Inc.:
1.04%, 1-16-04	14,000	13,993,933
1.06%, 1-27-04	5,742	5,737,604
		19,731,537
Utilities - Gas and Pipeline - 0.14%
Questar Corporation,
1.11%, 1-13-04	3,000	2,998,890

Total Commercial Paper - 9.60%		201,127,071

United States Government Security - 0.24%
Treasury Obligation
United States Treasury Bill,
1.03%, 2-12-04	5,000	4,993,992

TOTAL SHORT-TERM SECURITIES - 10.32%		$216,121,063
(Cost: $216,121,063)

TOTAL INVESTMENT SECURITIES - 102.76%		$2,151,273,959
(Cost: $2,076,265,301)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.76%)		(57,833,564)

NET ASSETS - 100.00%		$2,093,440,395

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      ACCUMULATIVE FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSET
Investment securities - at value (cost - $2,076,265)
(Notes 1 and 3)	$2,151,274
Receivables:
Fund shares sold	2,071
Dividends and interest	1,842
Prepaid insurance premium	29

Total assets	2,155,216

LIABILITIES
Payable for investment securities purchased	54,500
Payable to Fund shareholders	6,226
Accrued shareholder servicing (Note 2)	421
Accrued service fee (Note 2)	408
Accrued management fee (Note 2)	39
Accrued accounting and administrative services fees (Note 2)	22
Accrued distribution fee (Note 2)	14
Other	146

Total liabilities	61,776

Total net assets	$2,093,440

NET ASSETS
$1.00 par value capital stock:
Capital stock	$364,935
Additional paid-in capital	2,259,163
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	70
Accumulated undistributed net realized loss on investment transactions	(605,737)
Net unrealized appreciation in value of investments	75,009

Net assets applicable to outstanding units of capital	$2,093,440

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.74
Class B	$5.57
Class C	$5.59
Class Y	$5.75
Capital shares outstanding:
Class A	349,220
Class B	11,272
Class C	3,323
Class Y	1,120
Capital shares authorized	575,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      ACCUMULATIVE FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $46)	$12,865
Interest and amortization	967

Total income	13,832

Expenses (Note 2):
Investment management fee	6,829
Service fee:
Class A	2,335
Class B	74
Class C	23
Shareholder servicing:
Class A	2,131
Class B	178
Class C	41
Class Y	5
Distribution fee:
Class A	94
Class B	221
Class C	69
Accounting and administrative services fees	130
Legal fees	117
Custodian fees	30
Audit fees	20
Other	48

Total expenses	12,345

Net investment income	1,487

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	151,609
Realized net loss on foreign currency transactions	(228)

Realized net gain on investments	151,381
Unrealized appreciation in value of investments during the period	52,396

Net gain on investments	203,777

Net increase in net assets resulting from operations	$205,264

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      ACCUMULATIVE FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,487	$8,718
Realized net gain (loss) on investments	151,381	(261,829)
Unrealized appreciation	52,396	102,332

Net increase (decrease) in net assets resulting from operations	205,264	(150,779)

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(2,205)	(9,412)
Class B	-	-
Class C	-	-
Class Y	(15)	(45)
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(2,220)	(9,457)

Capital share transactions (Note 5)	(21,923)	79,827

Total increase (decrease)	181,121	(80,409)
NET ASSETS
Beginning of period	1,912,319	1,992,728

End of period	$2,093,440	$1,912,319

Undistributed net investment income	$70	$1,031

(1)See "Financial Highlights" on pages 16 -19.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$5.19		$5.63	$7.60	$8.50		$9.14	$8.28	$7.77
Income (loss) from investment operations:
Net investment income	0.01		0.03	0.01	0.02		0.07	0.03	0.10
Net realized and unrealized gain (loss) on investments	0.55		(0.44)	(1.11)	(0.90)		1.70	2.01	1.60
Total from investment operations	0.56		(0.41)	(1.10)	(0.88)		1.77	2.04	1.70
Less distributions from:
Net investment income	(0.01)		(0.03)	(0.02)	(0.02)		(0.07)	(0.03)	(0.11)
Capital gains	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)	(1.08)
Total distributions	(0.01)		(0.03)	(0.87)	(0.02)		(2.41)	(1.18)	(1.19)
Net asset value, end of period	$5.74		$5.19	$5.63	$7.60		$8.50	$9.14	$8.28
Total return(1)	10.72%		-7.29%	-15.34%	-10.35%		20.16%	25.72%	22.62%
Net assets, end of period (in millions)	$2,006	$1,836		$1,923	$2,277	$2,558		$2,247	$1,864
Ratio of expenses to average net assets	1.18	%(2)	1.18%	1.10%	1.04	%(2)	1.02%	0.98%	0.88%
Ratio of net investment income to average net assets	0.19	%(2)	0.54%	0.22%	0.58	%(2)	0.67%	0.30%	1.12%
Portfolio turnover rate	259.91%		411.54%	413.51%	184.75%		384.37%	372.35%	373.78%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      ACCUMULATIVE FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01	12-31-00		12-31-99

Net asset value, beginning of period	$5.06		$5.52	$7.53	$8.44		$9.12	$8.43

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.03)	(0.01)		0.00	(0.01)
Net realized and unrealized gain (loss) on investments	0.53		(0.44)	(1.13)	(0.90)		1.66	1.85

Total from investment operations	0.51		(0.46)	(1.16)	(0.91)		1.66	1.84

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)

Total distributions	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)

Net asset value, end of period	$5.57		$5.06	$5.52	$7.53		$8.44	$9.12

Total return	10.08%		-8.33%	-16.29%	-10.78%		18.92%	22.89%
Net assets, end of period (in millions)	$63		$53	$46	$29		$19	$3
Ratio of expenses to average net assets	2.32	%(2)	2.36%	2.21%	2.12	%(2)	2.02%	2.24	%(2)
Ratio of net investment loss to average net assets	-0.95	%(2)	-0.64%	-0.90%	-0.54	%(2)	-0.23%	-1.40	%(2)
Portfolio turnover rate	259.91%		411.54%	413.51%	184.75%		384.37%	372.35	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      ACCUMULATIVE FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-6-99(1) through
	12-31-03		2003	2002	6-30-01	12-31-00		12-31-99

Net asset value, beginning of period	$5.07		$5.52	$7.52	$8.43		$9.12	$8.53

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)	(0.01)	(0.01)		0.00	(0.01)
Net realized and unrealized gain (loss) on investments	0.54		(0.44)	(1.14)	(0.90)		1.65	1.75

Total from investment operations	0.52		(0.45)	(1.15)	(0.91)		1.65	1.74

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)

Total distributions	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)

Net asset value, end of period	$5.59		$5.07	$5.52	$7.52		$8.43	$9.12

Total return	10.26%		-8.15%	-16.18%	-10.80%		18.81%	21.45%
Net assets, end of period (in thousands)	$18,559	$16,676		$15,676	$5,775	$3,700		$347
Ratio of expenses to average net assets	2.16	%(2)	2.16%	2.07%	2.11	%(2)	2.10%	2.28	%(2)
Ratio of net investment loss to average net assets	-0.78	%(2)	-0.43%	-0.77%	-0.54	%(2)	-0.31%	-1.35	%(2)
Portfolio turnover rate	259.91%		411.54%	413.51%	184.75%		384.37%	372.35	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$5.20		$5.63	$7.60	$8.49		$9.14	$8.28	$7.77

Income (loss) from investment operations:
Net investment income	0.01		0.04	0.03	0.03		0.08	0.04	0.12
Net realized and unrealized gain (loss) on investments	0.55		(0.43)	(1.12)	(0.89)		1.70	2.01	1.59

Total from investment operations	0.56		(0.39)	(1.09)	(0.86)		1.78	2.05	1.71

Less distributions from:
Net investment income	(0.01)		(0.04)	(0.03)	(0.03)		(0.09)	(0.04)	(0.12)
Capital gains	(0.00)		(0.00)	(0.85)	(0.00)		(2.34)	(1.15)	(1.08)

Total distributions	(0.01)		(0.04)	(0.88)	(0.03)		(2.43)	(1.19)	(1.20)

Net asset value, end of period	$5.75		$5.20	$5.63	$7.60		$8.49	$9.14	$8.28

Total return	10.84%		-6.82%	-15.16%	-10.26%		20.39%	25.95%	22.79%
Net assets, end of period (in millions)	$6		$6	$8	$7		$6	$5	$4
Ratio of expenses to average net assets	0.89	%(1)	0.89%	0.86%	0.83	%(1)	0.84%	0.80%	0.75%
Ratio of net investment income to average net assets	0.48	%(1)	0.84%	0.45%	0.75	%(1)	0.85%	0.49%	1.21%
Portfolio turnover rate	259.91%		411.54%	413.51%	184.75%		384.37%	372.35%	373.78%

(1)Annualized

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

GOALS

Core Investment Fund

Seeks capital growth and income, with a primary emphasis on income.

Strategy

Core Investment Fund invests in the common stocks of large U.S. and foreign companies with dominant market positions in their industries and that have the potential for capital appreciation or that Waddell & Reed Investment Management Company ("WRIMCO") expects to resist market decline. WRIMCO attempts to select securities with growth and income possibilities by looking at many factors, including the company's:

  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value
  dividend payment history

Founded

1940

Scheduled Dividend Frequency

Quarterly (March, June, September, December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Dividends paid	$0.02

Net asset value on
12-31-03	$5.18
6-30-03	4.69

Change per share	$0.49

      Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

      Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	10.64%	17.39%	12.01%	16.01%
5-year period ended 12-31-03	-1.37%	-0.19%	-	-
10-year period ended 12-31-03	8.49%	9.13%	-	-
Since inception of Class(F)	-	-	-2.63%	-2.30%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
 (F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 12-31-03	16.24%	17.82%
5-year period ended 12-31-03	-	0.07%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	-2.25%	8.94%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 6-19-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Core Investment Fund had net assets totaling $4,648,975,540 invested in a diversified portfolio of:

93.31%	Common Stocks
6.69%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Core Investment Fund, for every $100 you had invested on December 31, 2003, your Fund owned:

Energy Stocks	$18.23
Technology Stocks	$13.54
Health Care Stocks	$11.96
Financial Services Stocks	$10.89
Utilities Stocks	$8.66
Consumer Nondurables Stocks	$8.31
Cash and Cash Equivalents	$6.69
Consumer Services Stocks	$6.38
Capital Goods Stocks	$4.14
Retail Stocks	$4.11
Raw Materials Stocks	$3.90
Transportation Stocks	$3.19

THE INVESTMENTS OF CORE INVESTMENT FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Aircraft - 6.43%
Boeing Company (The)	1,186,530	$50,000,374
Lockheed Martin Corporation	3,944,670	202,756,038
Northrop Grumman Corporation	485,400	46,404,240
		299,160,652
Banks - 7.13%
Bank of America Corporation	603,800	48,563,634
U.S. Bancorp	5,636,700	167,860,926
Wells Fargo & Company	1,951,500	114,923,835
		331,348,395
Beverages - 4.99%
Anheuser-Busch Companies, Inc.	1,673,000	88,133,640
Coca-Cola Company (The)	2,839,100	144,084,325
		232,217,965
Broadcasting - 5.90%
Cox Communications, Inc., Class A *	2,633,737	90,732,240
Fox Entertainment Group, Inc., Class A *	1,558,500	45,430,275
Liberty Media Corporation, Class A *	4,410,700	52,443,223
Viacom Inc., Class B *	1,931,000	85,697,780
		274,303,518
Capital Equipment - 4.14%
Caterpillar Inc.	623,400	51,754,668
Deere & Company	1,448,600	94,231,430
Illinois Tool Works Inc.	554,100	46,494,531
		192,480,629
Chemicals - Petroleum and Inorganic - 1.75%
du Pont (E.I.) de Nemours and Company	1,120,800	51,433,512
Goodrich Corporation	1,011,700	30,037,373
		81,470,885
Chemicals - Specialty - 2.15%
Air Products and Chemicals, Inc.	1,895,800	100,155,114

Computers - Peripherals - 4.61%
Microsoft Corporation	3,526,800	96,740,124
SAP Aktiengesellschaft, ADR (A)	2,825,100	117,411,156
		214,151,280
Electronic Components - 2.50%
Analog Devices, Inc. (A)	898,600	41,021,090
Intel Corporation (A)	2,345,800	75,182,890
		116,203,980
Food and Related - 1.06%
Kellogg Company	1,294,200	49,283,136

Health Care - Drugs - 8.45%
Abbott Laboratories	2,615,700	121,891,620
Amgen Inc. *	742,140	45,838,277
Pfizer Inc.	6,369,790	225,044,681
		392,774,578
Health Care - General - 2.16%
Wyeth	2,365,200	100,402,740

Hospital Supply and Management - 1.35%
Medtronic, Inc.	1,289,600	62,687,456

Hotels and Gaming - 0.48%
Marriott International, Inc., Class A	481,400	22,240,680

Household - General Products - 2.26%
Clorox Company (The)	1,030,500	50,041,080
Colgate-Palmolive Company	1,095,700	54,839,785
		104,880,865
Insurance - Property and Casualty - 3.76%
American International Group, Inc.	1,152,580	76,393,002
Berkshire Hathaway Inc., Class A *	1,170	98,572,500
		174,965,502
Petroleum - Canada - 1.17%
Nabors Industries Ltd. *	1,313,900	54,526,850

Petroleum - Domestic - 6.51%
Anadarko Petroleum Corporation	2,916,750	148,783,417
Burlington Resources Inc.	2,775,400	153,701,652
		302,485,069
Petroleum - International - 5.19%
Exxon Mobil Corporation	3,164,140	129,729,740
Royal Dutch Petroleum Company, NY Shares	2,131,500	111,669,285
		241,399,025
Petroleum - Services - 5.36%
Baker Hughes Incorporated	4,731,700	152,171,472
Schlumberger Limited	1,773,200	97,029,504
		249,200,976
Railroad - 1.05%
Union Pacific Corporation	700,000	48,636,000

Retail - General Merchandise - 2.86%
Costco Wholesale Corporation *	3,582,800	133,101,020

Retail - Specialty Stores - 1.25%
Best Buy Co., Inc. *	1,108,600	57,913,264

Trucking and Shipping - 2.14%
United Parcel Service, Inc., Class B	1,333,900	99,442,245

Utilities - Electric - 6.75%
Dominion Resources, Inc.	3,023,150	192,967,665
Southern Company	3,995,700	120,869,925
		313,837,590
Utilities - Telephone - 1.91%
Vodafone Group Plc, ADR	3,540,000	88,641,600

TOTAL COMMON STOCKS - 93.31%		$4,337,911,014
(Cost: $3,175,815,185)

TOTAL SHORT-TERM SECURITIES - 6.51%		$302,769,388
(Cost: $302,769,388)

TOTAL INVESTMENT SECURITIES - 99.82%		$4,640,680,402
(Cost: $3,478,584,573)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.18%		8,295,138

NET ASSETS - 100.00%		$4,648,975,540

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)As of December 31, 2003, a portion of these securities were used as cover for the following written call options (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Analog Devices, Inc.	4,495	February/47.5	$658,518	$858,545
Intel Corporation	23,449	February/32.5	1,905,231	2,954,574
SAP Aktiengesellschaft, ADR	17,601	January/42.5	1,633,930	983,896
			$4,197,679	$4,797,015

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      CORE INVESTMENT FUND
December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $3,478,585)
(Notes 1 and 3)	$4,640,680
Cash	330
Receivables:
Investment securities sold	33,645
Dividends and interest	4,623
Fund shares sold	3,005
Prepaid insurance premium	40

Total assets	4,682,323

LIABILITIES
Payable to Fund shareholders	26,248
Outstanding written options - at value (Note 6)	4,797
Accrued shareholder servicing (Note 2)	1,006
Accrued service fee (Note 2)	892
Accrued management fee (Note 2)	78
Accrued distribution fee (Note 2)	30
Accrued accounting and administrative services fees (Note 2)	22
Other	274

Total liabilities	33,347

Total net assets	$4,648,976

NET ASSETS
$1.00 par value capital stock:
Capital stock	$898,288
Additional paid-in capital	3,538,730
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	413
Accumulated undistributed net realized loss on investment transactions	(949,951)
Net unrealized appreciation in value of securities	1,162,095
Net unrealized depreciation in value of written options	(599)

Net assets applicable to outstanding units of capital	$4,648,976

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.18
Class B	$5.00
Class C	$5.01
Class Y	$5.18
Capital shares outstanding:
Class A	852,642
Class B	17,622
Class C	4,712
Class Y	23,312
Capital shares authorized	1,855,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      CORE INVESTMENT FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $272)	$38,744
Interest and amortization	2,387

Total income	41,131

Expenses (Note 2):
Investment management fee	13,998
Shareholder servicing:
Class A	5,017
Class B	281
Class C	66
Class Y	85
Service fee:
Class A	5,183
Class B	106
Class C	31
Distribution fee:
Class A	217
Class B	317
Class C	93
Accounting and administrative services fees	130
Custodian fees	68
Legal fees	38
Audit fees	21
Other	340

Total expenses	25,991

Net investment income	15,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(27,025)
Realized net gain on written options	818
Realized net gain on foreign currency transactions	122

Realized net loss on investments	(26,085)

Unrealized appreciation in value of securities during the period	474,758
Unrealized depreciation in value of written options during the period	(599)

Unrealized appreciation in value of investments during the period	474,159

Net gain on investments	448,074

Net increase in net assets resulting from operations	$463,214

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      CORE INVESTMENT FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,140	$26,913
Realized net loss on investments	(26,085)	(296,332)
Unrealized appreciation (depreciation)	474,159	(47,489)

Net increase (decrease) in net assets resulting from operations	463,214	(316,908)

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(17,438)	(27,936)
Class B	-	-
Class C	-	-
Class Y	(666)	(1,019)
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(18,104)	(28,955)

Capital share transactions (Note 5)	(319,559)	(724,496)

Total increase (decrease)	125,551	(1,070,359)
NET ASSETS
Beginning of period	4,523,425	5,593,784

End of period	$4,648,976	$4,523,425

Undistributed net investment income	$413	$3,255

(1)See "Financial Highlights" on pages 29 - 32.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CORE INVESTMENT FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$4.69		$4.95	$6.27	$7.08		$8.13	$7.52	$7.59

Income (loss) from investment operations:
Net investment income	0.02		0.03	0.01	0.00		0.01	0.08	0.20
Net realized and unrealized gain (loss) on investments	0.49		(0.26)	(1.06)	(0.80)		0.77	1.13	1.66

Total from investment operations	0.51		(0.23)	(1.05)	(0.80)		0.78	1.21	1.86

Less distributions from:
Net investment income	(0.02)		(0.03)	(0.01)	(0.01)		(0.01)	(0.08)	(0.19)
Capital gains	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)	(1.74)

Total distributions	(0.02)		(0.03)	(0.27)	(0.01)		(1.83)	(0.60)	(1.93)

Net asset value, end of period	$5.18		$4.69	$4.95	$6.27		$7.08	$8.13	$7.52

Total return(2)	10.89%		- 4.84%	-17.06%	-11.35%		9.65%	16.41%	24.02%
Net assets, end of period (in millions)	$4,416	$4,310		$5,348	$7,097	$8,219		$8,102	$7,368
Ratio of expenses to average net assets	1.12	%(3)	1.13%	1.04%	0.98	%(3)	0.94%	0.94%	0.89%
Ratio of net investment income to average net assets	0.69	%(3)	0.60%	0.20%	0.14	%(3)	0.12%	0.94%	1.11%
Portfolio turnover rate	21.67%		40.70%	26.70%	15.48%		48.05%	53.79%	49.29%

(1)Per share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CORE INVESTMENT FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended	For the fiscal year ended		For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01	12-31-00		12-31-99

Net asset value, beginning of period	$4.54		$4.82	$6.16	$6.99		$8.13	$7.77

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.03)	(0.03)	(0.02)		(0.04)	(0.00)
Net realized and unrealized gain (loss) on investments	0.47		(0.25)	(1.05)	(0.81)		0.72	0.88

Total from investment operations	0.46		(0.28)	(1.08)	(0.83)		0.68	0.88

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)

Total distributions	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)

Net asset value, end of period	$5.00		$4.54	$4.82	$6.16		$6.99	$8.13

Total return	10.13%		-5.81%	-18.05%	-11.87%		8.43%	11.53%
Net assets, end of period (in millions)	$88		$82	$88	$86		$72	$13
Ratio of expenses to average net assets	2.31	%(2)	2.35%	2.17%	2.07	%(2)	1.98%	2.18	%(2)
Ratio of net investment loss to average net assets	-0.50	%(2)	-0.61%	-0.92%	-0.93	%(2)	-0.91%	-0.59	%(2)
Portfolio turnover rate	21.67%		40.70%	26.70%	15.48%		48.05%	53.79	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CORE INVESTMENT FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended	For the fiscal year ended		For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01	12-31-00		12-31-99

Net asset value, beginning of period	$4.55		$4.82	$6.16	$6.99		$8.13	$7.77

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.02)	(0.01)	(0.02)		(0.03)	(0.00)
Net realized and unrealized gain (loss) on investments	0.48		(0.25)	(1.07)	(0.81)		0.71	0.88

Total from investment operations	0.46		(0.27)	(1.08)	(0.83)		0.68	0.88

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)

Total distributions	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)

Net asset value, end of period	$5.01		$4.55	$4.82	$6.16		$6.99	$8.13

Total return	10.11%		-5.60%	-18.05%	-11.87%		8.46%	11.53%
Net assets, end of period (in millions)	$24		$24	$26	$19		$16	$1
Ratio of expenses to average net assets	2.19	%(2)	2.20%	2.11%	2.10	%(2)	2.01%	2.23	%(2)
Ratio of net investment loss to average net assets	-0.37	%(2)	-0.45%	-0.85%	-0.96	%(2)	-0.95%	-0.63	%(2)
Portfolio turnover rate	21.67%		40.70%	26.70%	15.48%		48.05%	53.79	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      CORE INVESTMENT FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$4.69		$4.96	$6.27	$7.09		$8.13	$7.52	$7.59

Income (loss) from investment operations:
Net investment income	0.03		0.04	0.03	0.01		0.03	0.10	0.24
Net realized and unrealized gain (loss) on investments	0.49		(0.27)	(1.05)	(0.81)		0.77	1.13	1.66

Total from investment operations	0.52		(0.23)	(1.02)	(0.80)		0.80	1.23	1.90

Less distributions from:
Net investment income	(0.03)		(0.04)	(0.03)	(0.02)		(0.02)	(0.10)	(0.23)
Capital gains	(0.00)		(0.00)	(0.26)	(0.00)		(1.82)	(0.52)	(1.74)

Total distributions	(0.03)		(0.04)	(0.29)	(0.02)		(1.84)	(0.62)	(1.97)

Net asset value, end of period	$5.18		$4.69	$4.96	$6.27		$7.09	$8.13	$7.52

Total return	11.09%		- 4.52%	-16.78%	-11.33%		9.88%	16.67%	24.27%
Net assets, end of period (in millions)	$121		$107	$132	$176		$210	$283	$399
Ratio of expenses to average net assets	0.79	%(2)	0.80%	0.77%	0.74	%(2)	0.74%	0.73%	0.71%
Ratio of net investment income to average net assets	1.02	%(2)	0.94%	0.48%	0.38	%(2)	0.33%	1.18%	1.29%
Portfolio turnover rate	21.67%		40.70%	26.70%	15.48%		48.05%	53.79%	49.29%

(1)Per share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.

(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

GOAL

Science and Technology Fund

Seeks long-term capital growth.

Strategy

Science and Technology Fund concentrates its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries.

Founded

1950

Scheduled Dividend Frequency

Semiannually (June and December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended December 31, 2003

Net asset value on
12-31-03	$8.95
6-30-03	7.36
Change per share	$1.59

      Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

      Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B

Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 12-31-03	24.42%	32.01%	25.92%	29.92%
5-year period ended 12-31-03	6.61%	7.88%	-	-
10-year period ended 12-31-03	15.83%	16.52%	-	-
Since inception of Class(F)	-	-	1.51%	1.80%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
 (F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period	Class C(B)	Class Y(C)

1-year period ended 12-31-03	30.03%	32.52%
5-year period ended 12-31-03	-	8.26%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	1.85%	13.13%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders). Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors Science and Technology Fund had net assets totaling $2,092,626,374 invested in a diversified portfolio of:

97.25%	Common Stocks
2.75%	Cash and Cash Equivalents and Options

As a shareholder of Waddell & Reed Advisors Science and Technology Fund, for every $100 you had invested on December 31, 2003, your Fund owned:

Technology Stocks	$40.23
Health Care Stocks	$28.15
Multi-Industry Stocks	$13.92
Business Equipment and Services Stocks	$10.65
Cash and Cash Equivalents and Options	$2.75
Raw Materials Stocks	$2.22
Retail Stocks	$2.08

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Business Equipment and Services - 5.45%
CheckFree Corporation *	1,789,900	$49,526,533
Euronet Worldwide, Inc. *	1,890,450	34,084,814
Innovex, Inc. *	939,200	7,903,368
Nextel Partners, Inc., Class A *	1,682,000	22,580,850
		114,095,565
Chemicals - Specialty - 2.22%
Pall Corporation	1,732,350	46,478,950

Communications Equipment - 2.23%
Cisco Systems, Inc. *	1,589,100	38,495,948
General Cable Corporation *	1,007,200	8,208,680
		46,704,628
Computers - Main and Mini - 0.46%
International Business Machines Corporation	104,500	9,685,060

Computers - Micro - 1.43%
Dell Inc. (A)*	883,400	30,017,932

Computers - Peripherals - 10.92%
Amdocs Limited *	1,038,300	23,340,984
EMC Corporation *	3,751,700	48,471,964
Electronics for Imaging, Inc. *	479,600	12,493,580
Lexar Media, Inc. *	949,750	16,516,152
Microsoft Corporation	1,620,900	44,461,287
Symbol Technologies, Inc.	3,688,700	62,302,143
VERITAS Software Corporation *	561,500	20,837,265
		228,423,375
Electronic Components - 18.88%
AMIS Holdings, Inc. *	1,091,600	19,905,326
AU Optronics Corp., ADR	2,690,240	32,067,661
Broadcom Corporation, Class A *	628,100	21,355,400
Intel Corporation	1,320,700	42,328,435
Microchip Technology Incorporated	1,148,400	38,276,172
Micron Technology, Inc. *	2,772,269	37,342,463
OmniVision Technologies, Inc. *	555,400	30,691,404
Taiwan Semiconductor Manufacturing Company Ltd., ADR *	1,267,900	12,983,296
Texas Instruments Incorporated	1,747,100	51,329,798
United Microelectronics Corporation *	6,498,222	32,166,199
Xilinx, Inc. *	1,979,400	76,592,883
		395,039,037
Electronic Instruments - 6.31%
ASML Holding N.V. *	1,256,800	25,192,556
Applied Materials, Inc. (A)*	1,982,600	44,449,892
Asyst Technologies, Inc. *	1,423,800	24,638,859
KLA-Tencor Corporation *	333,200	19,512,192
Mattson Technology, Inc. *	1,498,050	18,216,288
		132,009,787
Health Care - Drugs - 13.81%
Alcon, Inc.	1,178,600	71,352,444
Amylin Pharmaceuticals, Inc. *	899,300	19,923,992
Forest Laboratories, Inc. *	323,400	19,986,120
Genzyme Corporation - General Division *	1,374,000	67,717,590
ICOS Corporation *	481,900	19,859,099
IVAX Corporation *	1,949,700	46,558,836
Novartis AG, ADR	449,800	20,641,322
Pfizer Inc.	651,700	23,024,561
		289,063,964
Health Care - General - 3.61%
ALARIS Medical, Inc. *	140,545	2,137,689
Boston Scientific Corporation	1,997,900	73,442,804
		75,580,493
Hospital Supply and Management - 10.73%
Cerner Corporation *	1,987,140	75,203,313
HCA Inc.	2,267,800	97,424,688
Province Healthcare Company *	3,239,100	51,825,600
		224,453,601
Multiple Industry - 13.92%
Amphenol Corporation, Class A *	800,300	51,163,179
Garmin Ltd.	1,156,200	62,694,945
Research In Motion Limited *	1,781,000	119,033,135
Samsung Electronics Co., Ltd. (B)	154,000	58,291,230
		291,182,489
Retail - Specialty Stores - 2.08%
Best Buy Co., Inc. *	679,000	35,470,960
Conn's, Inc. *	503,700	8,122,162
		43,593,122
Timesharing and Software - 5.20%
Alliance Data Systems Corporation *	751,400	20,798,752
Amazon.com, Inc. *	980,900	51,708,144
Nortel Networks Corporation *	4,273,800	18,078,174
Sohu.com Inc. *	605,400	18,168,054
		108,753,124

TOTAL COMMON STOCKS - 97.25%		$2,035,081,127
(Cost: $1,657,590,711)

CALL OPTIONS - 0.01%	Number of Contracts	Value

Applied Materials, Inc., January 25,
Expires 1-17-04	3,968	$39,680
Dell Inc., January 35,
Expires 1-17-04	2,856	99,960
		$139,640
(Cost: $1,367,832)

TOTAL SHORT-TERM SECURITIES - 3.07%		$64,366,400
(Cost: $64,366,400)

TOTAL INVESTMENT SECURITIES - 100.33%		$2,099,587,167
(Cost: $ 1,723,324,943)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.33%)		(6,960,793)

NET ASSETS - 100.00%		$2,092,626,374

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written put options outstanding as of December 31, 2003. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value
Applied Materials, Inc.	3,968	January/25
$
			622,946	$1,011,840
Dell Inc.	2,856	January/35	419,812	371,280

$
			1,042,758	$1,383,120
(B)Listed on an exchange outside the United States.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

      SCIENCE AND TECHNOLOGY FUND
December 31, 2003
(In Thousands)

ASSETS
Investment securities - at value (cost - $1,723,325)
(Notes 1 and 3)	$2,099,587
Cash	1
Receivables:
Fund shares sold	1,997
Investment securities sold	1,987
Dividends and interest	17
Prepaid insurance premium	9

Total assets	2,103,598

LIABILITIES
Payable to Fund shareholders	6,639
Payable for investment securities purchased	1,595
Outstanding written options - at value (Note 6)	1,383
Accrued shareholder servicing (Note 2)	585
Accrued service fee (Note 2)	401
Accrued management fee (Note 2)	48
Accrued accounting and administrative services fees (Note 2)	22
Accrued distribution fee (Note 2)	16
Other	283

Total liabilities	10,972

Total net assets	$2,092,626

NET ASSETS
$1.00 par value capital stock:
Capital stock	$234,400
Additional paid-in capital	1,766,070
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(9,505)
Accumulated undistributed net realized loss on investment transactions	(274,264)
Net unrealized appreciation in value of securities	377,493
Net unrealized depreciation in value of written options	(340)
Net unrealized depreciation in value of purchased options	(1,228)

Net assets applicable to outstanding units of capital	$2,092,626

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.95
Class B	$8.38
Class C	$8.40
Class Y	$9.21
Capital shares outstanding:
Class A	224,202
Class B	7,740
Class C	1,152
Class Y	1,306
Capital shares authorized	490,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

      SCIENCE AND TECHNOLOGY FUND
For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $461)	$4,395
Interest and amortization	531

Total income	4,926

Expenses (Note 2):
Investment management fee	8,165
Shareholder servicing:
Class A	2,920
Class B	277
Class C	38
Class Y	7
Service fee:
Class A	2,235
Class B	73
Class C	11
Distribution fee:
Class A	110
Class B	218
Class C	32
Accounting and administrative services fees	130
Custodian fees	35
Audit fees	18
Legal fees	16
Other	146

Total expenses	14,431

Net investment loss	(9,505)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(117,287)
Realized net loss on written options	(10,868)
Realized net loss on purchased options	(1,811)
Realized net gain on foreign currency transactions	49

Realized net loss on investments	(129,917)

Unrealized appreciation in value of securities during the period	513,900
Unrealized appreciation in value of written options during the period	797
Unrealized depreciation in value of purchased options during the period	(1,211)
Unrealized appreciation in value of investments during the period	513,486

Net gain on investments	383,569

Net increase in net assets resulting from operations	$374,064

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

      SCIENCE AND TECHNOLOGY FUND
(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(9,505)	$(12,150)
Realized net loss on investments	(129,917)	(41,457)
Unrealized appreciation	513,486	50,095

Net increase (decrease) in net assets resulting from operations	374,064	(3,512)

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	(38,622)	(221,939)

Total increase (decrease)	335,442	(225,451)
NET ASSETS
Beginning of period	1,757,184	1,982,635

End of period	$2,092,626	$1,757,184

Undistributed net investment loss	$(9,505)	$(49)

(1)See "Financial Highlights" on pages 42 - 45.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)
	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$7.36		$7.30	$9.26	$10.90		$18.43	$9.91	$6.71

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.03)	0.01		0.01	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	1.63		0.10	(1.76)	(1.64)		(2.37)	10.12	3.93

Total from investment operations	1.59		0.06	(1.79)	(1.63)		(2.36)	10.03	3.90

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.01)	(0.01)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)	(0.70)

Total distributions	(0.00)		(0.00)	(0.17)	(0.01)		(5.17)	(1.51)	(0.70)

Net asset value, end of period	$8.95		$7.36	$7.30	$9.26		$10.90	$18.43	$9.91

Total return(2)	21.60%		0.82%	-19.74%	-14.95%		-13.97%	102.93%	59.31%
Net assets, end of period (in millions)	$2,006	$1,693		$1,912	$2,658	$3,224		$3,744	$1,668
Ratio of expenses to average net assets	1.44	%(3)	1.48%	1.38%	1.32	%(3)	1.21%	1.16%	1.05%
Ratio of net investment income (loss) to average net assets	-0.93	%(3)	-0.66%	-0.38%	0.28	%(3)	0.04%	-0.79%	-0.37%
Portfolio turnover rate	66.43%		90.07%	70.44%	52.06%		80.14%	40.35%	55.70%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.

(2)Total return calculated without taking into account the sales load deducted on an initial purchase.

(3)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SCIENCE AND TECHNOLOGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01		12-31-99	12-31-00

Net asset value, beginning of period	$6.95		$7.00	$9.00	$10.66		$18.37	$12.64

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.13)	(0.13)	(0.04)		(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	1.52		0.08	(1.71)	(1.62)		(2.41)	7.28

Total from investment operations	1.43		(0.05)	(1.84)	(1.66)		(2.54)	7.24

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)

Total distributions	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)

Net asset value, end of period	$8.38		$6.95	$7.00	$9.00		$10.66	$18.37

Total return	20.58%		-0.71%	-20.83%	-15.57%		-15.01%	58.62%
Net assets, end of period (in millions)	$65		$51	$49	$56		$57	$17
Ratio of expenses to average net assets	2.84	%(2)	3.05%	2.83%	2.69	%(2)	2.45%	2.64	%(2)
Ratio of net investment loss to average net assets	-2.33	%(2)	-2.23%	-1.84%	-1.10	%(2)	-1.00%	-2.35	%(2)
Portfolio turnover rate	66.43%		90.07%	70.44%	52.06%		80.14%	40.35	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SCIENCE AND TECHNOLOGY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended	For the period from 10-4-99(1) through
	12-31-03		2003	2002	6-30-01	12-31-00		12-31-99

Net asset value, beginning of period	$6.96		$7.01	$9.01	$10.67		$18.38	$12.64

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.14)	(0.14)	(0.04)		(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments	1.52		0.09	(1.70)	(1.62)		(2.41)	7.29

Total from investment operations	1.44		(0.05)	(1.84)	(1.66)		(2.54)	7.25

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)

Total distributions	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)

Net asset value, end of period	$8.40		$6.96	$7.01	$9.01		$10.67	$18.38

Total return	20.69%		-0.71%	-20.80%	-15.56%		-15.01%	58.70%
Net assets, end of period (in millions)	$10		$7	$7	$9		$9	$3
Ratio of expenses to average net assets	2.79	%(2)	3.03%	2.80%	2.71	%(2)	2.42%	2.42	%(2)
Ratio of net investment loss to average net assets	-2.29	%(2)	-2.21%	-1.82%	-1.12	%(2)	-1.00%	-2.19	%(2)
Portfolio turnover rate	66.43%		90.07%	70.44%	52.06%		80.14%	40.35	%(3)

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

      SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:(1)

	For the six months ended		For the fiscal year ended June 30,		For the fiscal period ended		For the fiscal year ended December 31,
	12-31-03		2003	2002	6-30-01		2000	1999	1998

Net asset value, beginning of period	$7.56		$7.47	$9.44	$11.12		$18.65	$9.98	$6.74

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.16	0.05	0.01		0.02	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	1.67		(0.07)	(1.84)	(1.66)		(2.38)	10.22	3.95

Total from investment operations	1.65		0.09	(1.79)	(1.65)		(2.36)	10.18	3.94

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.02)	(0.03)		(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.16)	(0.00)		(5.17)	(1.51)	(0.70)

Total distributions	(0.00)		(0.00)	(0.18)	(0.03)		(5.17)	(1.51)	(0.70)

Net asset value, end of period	$9.21		$7.56	$7.47	$9.44		$11.12	$18.65	$9.98

Total return	21.83%		1.21%	-19.32%	-14.87%		-13.80%	103.72%	59.71%
Net assets, end of period (in millions)	$12		$6	$15	$31		$27	$31	$6
Ratio of expenses to average net assets	1.04	%(2)	1.03%	1.02%	1.00	%(2)	0.98%	0.95%	0.79%
Ratio of net investment income (loss) to average net assets	-0.57	%(2)	-0.19%	-0.01%	0.58	%(2)	0.26%	-0.59%	-0.12%
Portfolio turnover rate	66.43%		90.07%	70.44%	52.06%		80.14%	40.35%	55.70%

(1)Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.

(2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

      December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund (the "Funds") are three of those mutual funds and are the only funds included in these financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. Net investment income, net realized gains and net assets were not affected by this change.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Accumulative Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $6 Billion	0.550%
	Over $6 Billion	0.500%

Science and Technology	Up to $1 Billion	0.850%
Fund	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each of the Funds. For these services, each Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee is as follows: Accumulative Fund and Science and Technology Fund - $1.5292; Core Investment Fund - $1.5792. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2003, W&R received the following amounts in gross sales commissions and deferred sales charges.

	Gross Sales Commissions	CDSC
		Class B	Class C

Accumulative Fund	$2,094,645	$72,855	$1,633
Core Investment Fund	3,119,941	116,247	1,892
Science and Technology Fund	2,014,722	71,606	1,482

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended December 31, 2003, W&R paid the following amounts: Accumulative Fund - $1,404,301; Core Investment Fund - $1,929,777 and Science and Technology Fund - $1,300,696.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Accumulative Fund, Core Investment Fund and Science and Technology Fund paid Directors' fees of $58,604, $141,043 and $47,852, respectively, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2003 are summarized as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Purchases of investment securities, excluding short-term and U.S. Government securities	$4,865,011,925	$870,223,464	$1,348,483,036
Purchases of short-term securities	3,760,530,339	5,086,202,978	1,706,476,326
Purchases of United States Government securities	-	10,485,349	-
Purchases of options	-	-	3,926,611
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. Government securities	4,771,445,009	989,053,475	1,220,505,063
Proceeds from maturities and sales of short-term securities	3,908,241,653	5,309,196,310	1,892,694,823
Proceeds from United States Government securities	-	10,485,349	-
Proceeds from options	-	-	6,738,990

For Federal income tax purposes, cost of investments owned at December 31, 2003 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Accumulative Fund	$2,076,265,301	$102,177,694	$27,169,036	$75,008,658
Core Investment Fund	3,478,596,373	1,180,852,937	18,768,908	1,162,084,029
Science and Technology Fund	1,723,324,943	398,420,871	22,158,647	376,262,224

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Net ordinary income	$8,729,853	$27,099,873	$-
Distributed ordinary income	9,457,424	28,954,583	-
Undistributed ordinary income*	1,274,029	3,577,716	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	519,119,055	491,436,859	99,015,035

Post-October losses deferred	25,902,298	-	-

*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

June 30, 2008	$26,361,227	$-	$-
June 30, 2009	38,082,584	376,096,551	-
June 30, 2010	145,393,439	56,402,068	44,938,292
June 30, 2011	519,119,055	491,436,859	99,015,035
Total carryover	$728,956,305	$923,935,478	$143,953,327

Ivy Growth Fund, one of the mutual funds managed by Waddell & Reed Ivy Investment Company, an affiliate of WRIMCO, was merged into Accumulative Fund as of June 16, 2003. At the time of the merger, Ivy Growth Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $5,444,166 for the period ending June 30, 2004 and $5,229,265 for each period ending from June 30, 2005 through 2009 and $916,736 for the period ending June 30, 2010 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six months ended December 31, 2003 are summarized below. Amounts are in thousands.

Accumulative Fund		Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A
	28,024	28,915	11,400
Class B
	2,092	2,035	966
Class C
	957	1,050	276
Class Y
	216	3,923	612
Shares issued from reinvestment of dividends:
Class A
	365	3,294	-
Class B
	-	--	-
Class C
	-	--	-
Class Y
	3	134	-
Shares redeemed:
Class A
	(32,651)	(97,768)	(17,190)
Class B
	(1,418)	(2,458)	(531)
Class C
	(923)	(1,717)	(171)
Class Y
	(242)	(3,627)	(111)

Decrease in outstanding capital shares	(3,577)	(66,219)	(4,749)

Value issued from sale of shares:
Class A
	$151,600	$139,053	$93,294
Class B
	11,010	9,433	7,427
Class C
	5,044	4,863	2,127
Class Y
	1,173	18,882	5,200
Value issued from reinvestment of dividends:
Class A
	2,060	16,400	-
Class B
	-	--	-
Class C
	-	--	-
Class Y
	14	666	-
Value redeemed:
Class A
	(178,981)	(471,890)	(140,339)
Class B
	(7,564)	(11,450)	(4,052)
Class C
	(4,955)	(7,998)	(1,320)
Class Y
	(1,324)	(17,518)	(959)

Decrease in outstanding capital	$(21,923)	$(319,559)	$(38,622)

Transactions in capital stock for the fiscal year ended June 30, 2003 are summarized below. Amounts are in thousands.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A	79,689	72,046	21,446
Class B	4,677	4,852	1,912
Class C	1,677	6,155	433
Class Y	325	4,512	4,240
Value issued in connection with merger of Ivy Growth Fund:
Class A	21,961	--	--
Class B	468	--	--
Class C	38	--	--
Class Y	16	--	--
Shares issued from reinvestment of dividends:
Class A	1,771	5,828	-
Class B	-	--	-
Class C	-	--	-
Class Y	9	227	-
Shares redeemed:
Class A	(91,387)	(239,001)	(53,275)
Class B	(2,957)	(5,078)	(1,613)
Class C	(1,266)	(6,216)	(419)
Class Y	(574)	(8,424)	(5,393)

Increase (decrease) in outstanding capital shares	14,447	(165,099)	(32,669)

Value issued from sale of shares:
Class A	$400,695	$320,782	$147,125
Class B	22,721	20,931	12,470
Class C	8,078	26,204	2,829
Class Y	1,618	20,069	30,067
Value issued in connection with merger of Ivy Growth Fund:
Class A	114,849	--	--
Class B	2,386	--	--
Class C	193	--	--
Class Y	84	--	--
Value issued from reinvestment
of dividends:
Class A	8,740	26,240	-
Class B	-	--	-
Class C	-	--	-
Class Y	44	1,017	-
Value redeemed:
Class A	(456,245)	(1,054,756)	(363,186)
Class B	(14,345)	(21,705)	(10,462)
Class C	(6,088)	(26,237)	(2,726)
Class Y	(2,903)	(37,041)	(38,056)

Increase (decrease) in outstanding capital	$79,827	$(724,496)	$(221,939)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Core Investment Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	-	$-
Options written	79,105	9,208,300
Options terminated in closing purchase transactions	(33,560)	(5,010,621)
Options exercised	-	-
Options expired	-	-
Outstanding at

December 31, 2003	45,545	$4,197,679

For Science and Technology Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	2,962	$6,208,589
Options written	-	-
Options terminated in closing purchase transactions	(2,962)	(6,208,589)
Options exercised	-	-
Options expired	-	-
Outstanding at

December 31, 2003	-	$-

For Science and Technology Fund, transactions in put options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2003	-	$-
Options written	6,824	1,042,758
Options terminated in closing purchase transactions	-	-
Options exercised	-	-
Options expired	-	-
Outstanding at

December 31, 2003	6,824	$1,042,758

NOTE 7 - Acquisition of Ivy Growth Fund

On June 16, 2003, Accumulative Fund acquired all the net assets of Ivy Growth Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Growth Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 22,482,836 shares of Accumulative Fund (valued at $117,511,579) for the 13,333,609 shares of Ivy Growth Fund outstanding on June 16, 2003. Ivy Growth Fund had net assets of $117,511,579, including $5,369,756 of net unrealized appreciation in value of investments and $72,166,635 of accumulated net realized losses on investments, which were combined with those of Accumulative Fund. The aggregate net assets of Accumulative Fund and Ivy Growth Fund immediately before the acquisition were $1,808,764,395 and $117,511,579, respectively. The aggregate net assets of Accumulative Fund and Ivy Growth Fund immediately following the acquisition were $1,926,275,974 and $0, respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund, and Waddell & Reed Advisors Science and Technology Fund (collectively the "Funds"), three of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2003, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2003, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

This page for your notes and calculations.

This page for your notes and calculations.

This page for your notes and calculations.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your local office as listed on your

Account Statement, or contact:

WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217 Shawnee Mission, KS 66201-9217
(888) WADDELL (888) 923-3355

Our INTERNET address is:

http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1022SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date November 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date November 8, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 8, 2004